Note 11 - Right-of-Use Assets, Finance Lease Liabilities, Investment in Leaseback Vessels and Net Investment in Sales-type Leases (Details Textual) $ in Thousands	1 Months Ended																									12 Months Ended
	Dec. 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 12, 2023 USD ($)	Mar. 30, 2023 USD ($)
Finance Lease, Liability	$ 0																									$ 0	$ 23,877
Finance Lease, Right-of-Use Asset, Amortization																										401	1,393	$ 817
Sale Leaseback Transaction, Net Book Value	0																									0	37,818
Finance Lease, Interest Expense																										421	1,510	950
Vela and Vulpecula [Member]
Sales-type and Direct Financing Leases, Interest Income																										10,856	$ 43,149	$ 41,299
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, May 2021 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																														4 years 9 months
Direct Financing Lease, Lease Receivable																														$ 9,479
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, May 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																														5 years 6 months
Direct Financing Lease, Lease Receivable																														$ 8,439
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2022, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																														5 years
Direct Financing Lease, Lease Receivable																														$ 15,194
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																														5 years
Direct Financing Lease, Lease Receivable	4,657																									4,657				$ 6,515
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, March 2023, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																									5 years
Number of Dry-bulk Vessels																									1
Payments to Acquire Lease Receivables																									$ 12,250
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, April 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																								5 years
Direct Financing Lease, Lease Receivable	9,051																									9,051
Number of Dry-bulk Vessels																								1
Payments to Acquire Lease Receivables																								$ 12,250
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, May 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																							5 years
Direct Financing Lease, Lease Receivable	7,104																									7,104
Number of Dry-bulk Vessels																							1
Payments to Acquire Lease Receivables																							$ 10,350
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																						5 years
Direct Financing Lease, Lease Receivable	6,205																									6,205
Number of Dry-bulk Vessels																						1
Payments to Acquire Lease Receivables																						$ 9,350
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																					5 years
Payments to Acquire Lease Receivables																					$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																					5 years
Direct Financing Lease, Lease Receivable	7,485																									7,485
Payments to Acquire Lease Receivables																					$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023, 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																					5 years
Direct Financing Lease, Lease Receivable	7,485																									7,485
Payments to Acquire Lease Receivables																					$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023, 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																					5 years
Direct Financing Lease, Lease Receivable	7,485																									7,485
Payments to Acquire Lease Receivables																					$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, August 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																				5 years
Payments to Acquire Lease Receivables																				$ 13,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, August 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																				5 years
Payments to Acquire Lease Receivables																				$ 13,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, September 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																			5 years
Direct Financing Lease, Lease Receivable	6,556																									6,556
Number of Dry-bulk Vessels																			1
Payments to Acquire Lease Receivables																			$ 8,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, September 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																			5 years
Direct Financing Lease, Lease Receivable	9,715																									9,715
Payments to Acquire Lease Receivables																			$ 14,400
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, October 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		5 years
Direct Financing Lease, Lease Receivable	6,570																									6,570
Number of Dry-bulk Vessels																		1
Payments to Acquire Lease Receivables																		$ 8,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, November 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																	5 years
Direct Financing Lease, Lease Receivable	6,191																									6,191
Number of Dry-bulk Vessels																	1
Payments to Acquire Lease Receivables																	$ 8,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																5 years												5 years
Number of Dry-bulk Vessels																1												1
Payments to Acquire Lease Receivables																												$ 12,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																5 years												5 years
Number of Dry-bulk Vessels																1												1
Payments to Acquire Lease Receivables																$ 11,700
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																5 years												5 years
Number of Dry-bulk Vessels																1												1
Payments to Acquire Lease Receivables																$ 7,350
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																5 years												5 years
Direct Financing Lease, Lease Receivable	5,469																									5,469
Number of Dry-bulk Vessels																1												1
Payments to Acquire Lease Receivables																												$ 6,485
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 5 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																5 years												5 years
Direct Financing Lease, Lease Receivable	10,824																									10,824
Number of Dry-bulk Vessels																1												1
Payments to Acquire Lease Receivables																												$ 14,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, February 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)															5 years
Direct Financing Lease, Lease Receivable	5,346																									5,346
Number of Dry-bulk Vessels															1
Payments to Acquire Lease Receivables															$ 6,325
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, February 2024, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)															5 years
Direct Financing Lease, Lease Receivable	11,672																									11,672
Number of Dry-bulk Vessels															1
Payments to Acquire Lease Receivables															$ 14,600
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, April 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Direct Financing Lease, Lease Receivable	6,857																									6,857
Number of Dry-bulk Vessels														1
Payments to Acquire Lease Receivables														$ 8,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, April 2024, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Number of Dry-bulk Vessels														1
Payments to Acquire Lease Receivables														$ 24,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)													5 years
Direct Financing Lease, Lease Receivable	13,280																									13,280
Payments to Acquire Lease Receivables													$ 16,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, August 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)												5 years
Direct Financing Lease, Lease Receivable	5,509																									5,509
Number of Dry-bulk Vessels												1
Payments to Acquire Lease Receivables												$ 6,413
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, October 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years
Payments to Acquire Lease Receivables											$ 15,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, November 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)										5 years
Direct Financing Lease, Lease Receivable	7,820																									7,820
Payments to Acquire Lease Receivables										$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, April 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years
Direct Financing Lease, Lease Receivable	8,219																									8,219
Payments to Acquire Lease Receivables									$ 9,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, April 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years
Direct Financing Lease, Lease Receivable	6,162																									6,162
Payments to Acquire Lease Receivables									$ 6,920
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, May 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Lease Receivable	6,120																									6,120
Payments to Acquire Lease Receivables								$ 6,825
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, May 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Lease Receivable	8,359																									8,359
Payments to Acquire Lease Receivables								$ 9,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Direct Financing Lease, Lease Receivable	$ 14,614																									$ 14,614
Payments to Acquire Lease Receivables							$ 15,300
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																									5 years
Direct Financing Lease, Lease Receivable	$ 14,614																									$ 14,614
Payments to Acquire Lease Receivables							15,300
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																									5 years
Direct Financing Lease, Lease Receivable	$ 12,972																									$ 12,972
Payments to Acquire Lease Receivables							13,700
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																									5 years
Direct Financing Lease, Lease Receivable	$ 12,972																									$ 12,972
Payments to Acquire Lease Receivables							13,700
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 5 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																									5 years
Direct Financing Lease, Lease Receivable	$ 12,721																									$ 12,721
Payments to Acquire Lease Receivables							13,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 6 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																									5 years
Direct Financing Lease, Lease Receivable	$ 12,730																									$ 12,730
Payments to Acquire Lease Receivables							13,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 7 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	3 years																									3 years
Direct Financing Lease, Lease Receivable	$ 4,525																									$ 4,525
Payments to Acquire Lease Receivables							5,490
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 8 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	3 years																									3 years
Direct Financing Lease, Lease Receivable	$ 5,697																									$ 5,697
Payments to Acquire Lease Receivables							7,420
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 9 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																									5 years
Direct Financing Lease, Lease Receivable	$ 7,947																									$ 7,947
Payments to Acquire Lease Receivables							$ 9,774
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Direct Financing Lease, Lease Receivable	9,042																									9,042
Payments to Acquire Lease Receivables						$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Direct Financing Lease, Lease Receivable	15,894																									15,894
Payments to Acquire Lease Receivables						$ 17,257
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, August 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)					5 years
Direct Financing Lease, Lease Receivable	6,270																									6,270
Payments to Acquire Lease Receivables					$ 6,600
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, September 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)				5 years
Direct Financing Lease, Lease Receivable	8,416																									8,416
Payments to Acquire Lease Receivables				$ 8,750
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, September 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)				5 years
Direct Financing Lease, Lease Receivable	9,032																									9,032
Payments to Acquire Lease Receivables				$ 9,375
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, September 2025 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)				5 years
Direct Financing Lease, Lease Receivable	9,647																									9,647
Payments to Acquire Lease Receivables				$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, October 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years
Direct Financing Lease, Lease Receivable	9,101																									9,101
Payments to Acquire Lease Receivables			$ 9,375
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, November 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)		5 years
Direct Financing Lease, Lease Receivable	$ 9,803																									$ 9,803
Payments to Acquire Lease Receivables		$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																									5 years
Direct Financing Lease, Lease Receivable	$ 8,212																									$ 8,212
Payments to Acquire Lease Receivables	$ 8,335
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																									5 years
Direct Financing Lease, Lease Receivable	$ 6,239																									$ 6,239
Payments to Acquire Lease Receivables	$ 6,330
Sale Leaseback Transactions Regarding the Vessel Polar Brasil S&L [Member]
Finance Lease, Liability																													$ 28,064
Debt Instrument, Interest Rate, Stated Percentage																													6.04%